UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                 New York, New York                 8/11/06
[Signature]                         [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $3,044,556
                                         (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----

         01       28-4690                   High River Limited Partnership

         02       28-05849                  American Real Estate Holdings
                                            Limited Partnership

         03       28-2662                   Barberry Corp.

         04       28-4970                   High Coast Limited Partnership

         05       28-4460                   Highcrest Investors Corp.

         06       28-11469                  Gascon Partners

         07       28-11906                  Modal LLC


                                                Form 13F Information Table
                                        Name of Reporting Manager: Carl C. Icahn


    COLUMN 1        COLUMN 2      COLUMN 3          COLUMN 4          COLUMN 5     COLUMN 6       COLUMN 7           COLUMN 8

                     TITLE OF                   VALUE      SHRS OR    SH/  PUT/   INVESTMENT       OTHER          Voting Authority
NAME OF ISSUER        CLASS        CUSIP       (x$1000)    PRN AMT   PRN  CALL    DISCRETION      MANAGER*      SOLE   SHARED   NONE

ADVENTRX               COM       00764X103       2,742     864,865    SH            Defined         1                 864,865
PHARMACEUTICALS INC.

AMERICAN RAILCAR       COM       02916P103     142,072   4,290,918    SH            Defined         7               4,290,918
INDUSTRIES, INC.

AMERICAN RAILCAR       COM       02916P103      60,226   1,818,976    SH            Defined                         1,818,976
INDUSTRIES, INC.

AMERICAN REAL        DEP UNIT    029169109     166,750   4,087,000    SH            Defined         3               4,087,000
ESTATE PARTNERS

AMERICAN REAL        DEP UNIT    029169109   1,461,041  35,809,836    SH            Defined         4              35,809,836
ESTATE PARTNERS

AMERICAN REAL        DEP UNIT    029169109     140,866   3,452,586    SH            Defined         5               3,452,586
ESTATE PARTNERS

AMERICAN REAL        DEP UNIT    029169109     485,200  11,892,167    SH            Defined         6              11,892,167
ESTATE PARTNERS

AMERICAN REAL        DEP UNIT    029169109      16,883     413,793    SH            Defined                           413,793
ESTATE PARTNERS

BKF CAP GROUP INC.     COM       05548G102       3,118     498,820    SH            Defined         1                 498,820

BLOCKBUSTER INC.       CL A      093679108       6,966   1,398,820    SH            Defined         1               1,398,820

BLOCKBUSTER INC.       CL A      093679108       4,472     898,000    SH            Defined         3                 898,000

BLOCKBUSTER INC.       CL B      093679207       3,390     772,320    SH            Defined         1                 772,320

BLOCKBUSTER INC.       CL B      093679207       1,497     340,906    SH            Defined         3                 340,906

IMCLONE SYSTEMS INC.   COM       45245W109     170,095   4,402,049    SH            Defined         1               4,402,049

IMCLONE SYSTEMS INC.   COM       45245W109     131,593   3,405,623    SH            Defined         2               3,405,623

IMCLONE SYSTEMS INC.   COM       45245W109      34,807     900,800    SH            Defined         3                 900,800

TIME WARNER INC.       COM       887317105     212,838  12,302,790    SH            Defined         2              12,302,790



                                   TOTAL:    3,044,556


CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR CERTAIN ACCOUNTS OF SECURITIES REPORTED BY THIS INSTITUTIONAL INVESTMENT MANAGER PURSUANT TO RULE 24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THIS INFORMATION HAS BEEN FILED SEPARATELY WITH THE COMMISSION.